Income Taxes (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
Current income taxes		$ 0	$ 0
Deferred income taxes		0	0
Unrecognized tax benefits	$ 0	0	0
Unrecognized tax benefits accrued for interest and penalties	$ 0	$ 0	$ 0
Effective income tax rate	0.00%	0.00%	0.00%